January 13, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”)
on behalf of Eaton Vance Global Natural Resources Fund (the “New Fund”)
Post-Effective Amendment No. 127 (1933 Act File No. 02-22019)
Amendment No. 100 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Fund, and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective 75 days from the date hereof.

     The Amendment is being filed for the purpose of registering shares of the New Fund. The investment objective of the New Fund is long-term capital growth. The New Fund will offer Class A, Class C and Class I shares on substantially the same basis as the Class A, Class C and Class I shares of Eaton Vance Richard Bernstein All Asset Strategy Fund, a series of the Registrant, which was filed with the Commission on September 30, 2011 (Accession No. 0000940394-11-001076).

     Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Securities and Exchange Commission
January 13, 2012

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke Katy D. Burke, Esq. Vice President